Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Ordinary Shares [Member]		Additional Paid In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012		$ 21		$ 36,065	$ (38)	$ 38,918	$ 74,966
Balance, shares at Dec. 31, 2012		7,007,426
Exercise of options			[1]	1,893			1,893
Exercise of options, shares		132,587
Share-based compensation				$ 668			668
Dividend						$ (3,913)	(3,913)
Net income						17,077	17,077
Balance at Dec. 31, 2013		$ 21		$ 38,626	$ (38)	$ 52,082	90,691
Balance, shares at Dec. 31, 2013		7,140,013
Exercise of options			[1]	1,353			1,353
Exercise of options, shares		78,620
Share-based compensation				$ 1,266			1,266
Dividend						$ (7,183)	(7,183)
Net income						14,605	14,605
Balance at Dec. 31, 2014		$ 21		$ 41,245	$ (38)	$ 59,504	100,732
Balance, shares at Dec. 31, 2014		7,218,633
Exercise of options and RSUs	[2]		[1]	$ 943			943
Exercise of options and RSUs, shares	[2]	65,711
Share-based compensation					$ 1,913		1,913
Dividend						$ (7,274)	(7,274)
Net income						16,520	16,520
Balance at Dec. 31, 2015		$ 21		$ 44,101	$ (38)	$ 68,750	$ 112,834
Balance, shares at Dec. 31, 2015		7,284,344

[1]	Less than 1 thousand.
[2]	Restricted share units (hereinafter - 'RSUs')